Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash in hand	$ 158	$ 80
Funds in transit	58,874	37,878
Bank balances	148,762	168,779
Term deposits	119,271	77,281
Total	$ 327,065	$ 284,018	$ 213,283	$ 295,066